Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 234,458	$ 121,040
U.S [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	157,523	71,471
EMEA [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	52,745	31,581
Asia Pacific [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	17,129	10,624
Other [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	$ 7,061	$ 7,364